Digital Assets (Details) - Schedule of Additional Information about BTC - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Additional Information about BTC [Abstract]
Opening balance		$ 15,796,147	$ 28,846,587	$ 5,868,950
Ending balance		19,818,980	15,796,147	28,846,587
Opening balance		11,791,181	193,174
Ending balance		20,637,103	11,791,181	193,174
Receipt of BTC from mining services		44,240,418	31,414,102	96,078,586
Receipt of BTC from other income		140,724
Sales of BTC in exchange of cash		(4,679,714)	(9,837,211)	(16,973,380)
Sales of BTC in exchange of ETH		(11,756,006)	(12,160,450)
Sales of BTC in exchange of USDC		(17,251,504)
Payment of BTC for service charges from mining facilities		(1,758,441)	(1,199,380)	(14,443,484)
Payment of BTC as deposits for miners				(3,527,671)
Payment of BTC as deposits in hosting facilities				(9,292,646)
Payment of BTC for other expenses		(392,952)	(124,405)	(1,053,221)
Collection of BTC from a third party				59,300
Impairment of BTC		(4,519,692)	(21,143,096)	(27,869,847)
Receipt of ETH from exchange of BTC		17,164,100	14,368,964
Receipt of ETH from mining services			856,604
Receipt of ETH from native staking business		531,702	5,722
Receipt of ETH from liquid staking business	[1]	144,011	20,182
Other income in the form of ETH		540	31,179	27,326
Purchases of ETH				289,668
Payment of ETH for service charges from mining facilities			(173,473)
Sales of ETH in exchange of cash		(3,243,415)
Payment of ETH for other expenses		(22,757)		(96)
Payment of ETH to investment fund		(3,615,507)
Impairment of ETH		$ (2,112,752)	$ (3,511,171)	$ (123,724)

[1]	It includes 71.7 rETH-H earned from the liquid staking activity in 2023.